FINANCIAL INCOME, NET	12 Months Ended
Dec. 31, 2013
FINANCIAL INCOME, NET [Abstract]
FINANCIAL INCOME, NET
NOTE 16:-	FINANCIAL INCOME, NET

	Year ended December 31,
	2013	2012	2011
Income:

Interest income (*)	$1,842	$2,373	$1,720
Foreign currency translation adjustments, net	207	39	--
Realized gain related to sale of marketable securities	13	35	73

Total income	2,062	2,447	1,793

Expenses:

Interest and bank charges	(14)	(15)	(26)
Foreign currency translation adjustments, net	--	--	(54)

Total expenses	(14)	(15)	(80)

Financial income, net	$2,048	$2,432	$1,713

(*)	Including amortization of premium and accretion of discount, on available-for-sale marketable securities, net.